Warrants	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Warrants
Warrants

Note 17: Warrants

As a result of the Merger, at June 30, 2023, there were 5,750,000 Public Warrants, 4,120,000 Private Placement Warrants and 5,090 Representatives Warrants issued and outstanding, each exercisable to purchase one share of Class A common stock at an exercise price of $11.50 (the “Warrants”).

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock underlying the Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. Additionally, no Warrant will be exercisable, and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless Class A common stock issuable upon such warrant exercise has been registered, qualified, or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Warrants.

The Company filed with the SEC on April 11, 2023, its registration statement covering the shares of Class A common stock issuable upon exercise of the Warrants, to cause such registration statement to become effective and to maintain a current prospectus relating to those shares of Class A common stock until the Warrants expire or are redeemed, as specified in the warrant agreement. The registration, as amended, became effective June 29, 2023.

Public Warrants

The Public Warrants qualify for the derivative scope exception under ASC 815 and are therefore classified as equity on the consolidated balance sheets. They may only be exercised for a whole number of shares. The Public Warrants are currently exercisable at $11.50 per share and will expire five years after the completion of the Merger or earlier upon redemption or liquidation. The Company may redeem for cash the outstanding Public Warrants:

➢	in whole and not in part;
➢	at a price of $0.01 per Public Warrant;
➢	upon not less than 30 days’ prior written notice of redemption after the Warrants become exercisable to each warrant holder; and
➢	if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within a 30-trading day period commencing once the Public Warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders. If and when the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger, or consolidation. However, the Public Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.

Private Placement Warrants:

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the initial public offering but are classified as liabilities on the consolidated balance sheet as they are not considered indexed to the Company’s own stock. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants as described above.

Representative Warrants

The Company issued Representative Warrants, for minimal consideration to ThinkEquity, a division of Fordham Financial Management, Inc. (and/or its designees), in a private placement simultaneously with the closing of Alliance’s public offering, which are also classified as liabilities on the consolidated balance sheet. The Representative Warrants are identical to the Private Warrants except that so long as the Representative Warrants are held by ThinkEquity (and/or its designees) or its permitted transferees, the Representative Warrants (i) will not be redeemable by the Company, (ii) may be exercised by the holders on a cashless basis, (iii) are entitled to registration rights and (iv) are not exercisable more than five years from the effective date of the Merger.

Note 17: Warrants

As a result of the Merger, at June 30, 2023, there were 5,750,000 Public Warrants, 4,120,000 Private Placement Warrants and 50,000 Representatives Warrants issued and outstanding, each exercisable for one share of Class A Common Stock with an exercise price of $11.50 (the “Warrants”).

The Company will not be obligated to deliver any shares of Class A common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act covering the issuance of the shares of Class A common stock underlying the Warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. Additionally, no warrant will be exercisable, and the Company will not be obligated to issue shares of Class A common stock upon exercise of a warrant unless Class A common stock issuable upon such warrant exercise has been registered, qualified, or deemed to be exempt under the securities laws of the state of residence of the registered holder of the Warrants.

The Company filed with the SEC on April 11, 2023, its registration statement covering the shares of Class A common stock issuable upon exercise of the Warrants, to cause such registration statement to become effective and to maintain a current prospectus relating to those shares of Class A common stock until the warrants expire or are redeemed, as specified in the warrant agreement. The registration, as amended, became effective June 29, 2023.

Public Warrants:

The Public Warrants qualify for the derivative scope exception under ASC 815 and are therefore classified as equity on the consolidated balance sheets. They may only be exercised for a whole number of shares. The Public Warrants are currently exercisable at $11.50 per share and will expire five years after the completion of the Merger or earlier upon redemption or liquidation. The Company may redeem for cash the outstanding Public Warrants:

➢	in whole and not in part.
➢	at a price of $0.01 per Public Warrant.
➢	upon not less than 30 days’ prior written notice of redemption after the warrants become exercisable to each warrant holder; and
➢	if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within a 30-trading day period commencing once the Public Warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders. If and when the Public Warrants become redeemable by the Company, the Company may exercise its redemption right.

Even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of Class A common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger, or consolidation. However, the Public Warrants will not be adjusted for issuances of Class A common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.

Private Placement Warrants:

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering but are classified as liabilities on the consolidated balance sheet as they are not considered indexed to the company’s own stock. Additionally, the Private Placement Warrants are exercisable on a cashless basis and are non-redeemable, so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants as described above.

Representative Warrants

The Company issued Representative Warrants, for minimal consideration to ThinkEquity, a division of Fordham Financial Management, Inc. (and/or its designees), in a private placement simultaneously with the closing of Alliance’s initial public offering, which are also classified as liabilities on the consolidated balance sheet. The Representative Warrants are identical to the Private Warrants except that so long as the Representative Warrants are held by ThinkEquity (and/or its designees) or its permitted transferees, the Representative Warrants (i) will not be redeemable by the Company, (ii) may be exercised by the holders on a cashless basis, (iii) are entitled to registration rights and (iv) are not exercisable more than five years from the effective date of the Merger.